Net debt	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Net debt
21 Net debt
The Group seeks to maintain a strong balance sheet and deploys its capital with reference to the Capital Allocation Framework.
The Group monitors capital using the net debt balance and the gearing ratio, being the ratio of net debt to net debt plus net assets.
The net debt definition includes the fair value of derivative financial instruments used to hedge cash and borrowings which reflects the Group’s risk management strategy of reducing the volatility of net debt caused by fluctuations in foreign exchange and interest rates.
Under IFRS 16/AASB16 ‘Leases’, certain vessel lease contracts are required to be remeasured at each reporting date to the prevailing freight index. While these liabilities are included in the Group interest bearing liabilities, they are excluded from the net debt calculation as they do not align with how the Group assesses net debt for decision making in relation to the Capital Allocation Framework. In addition, the freight index has historically been volatile which creates significant short-term fluctuation in these liabilities.

	2024		2023
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	540	2,070	5,310	2,192
Notes and debentures	848	14,084	1,337	10,482
Lease liabilities	686	2,430	521	2,498
Bank overdraft and short-term borrowings	3	–	5	–
Other	7	50	–	–

Total interest bearing liabilities	2,084	18,634	7,173	15,172

Less: Lease liability associated with index-linked freight contracts	267	244	114	173

Less: Cash and cash equivalents
Cash	8,150	–	7,206	–
Short-term deposits	4,351	–	5,222	–

Less: Total cash and cash equivalents	12,501	–	12,428	–

Less: Derivatives included in net debt
Net debt management related instruments 1	(171)	(1,224)	(113)	(1,459)
Net cash management related instruments 2	(19)	–	36	–

Less: Total derivatives included in net debt	(190)	(1,224)	(77)	(1,459)

Net debt		9,120		11,166

Net assets		49,120		48,530

Gearing		15.7%		18.7%

1	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

2	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2024	2023	2022
	US$M	US$M	US$M
Total cash and cash equivalents	12,501	12,428	17,236
Bank overdrafts and short-term borrowings	(3)	(5)	–

Total cash and cash equivalents, net of overdrafts	12,498	12,423	17,236

Cash and cash equivalents includes US$112 million (2023: US$95 million) restricted by legal or contractual arrangements.
Recognition and measurement
Cash and short-term deposits in the balance sheet comprise cash at bank and on hand and highly liquid cash deposits with short-term maturities that are readily convertible to known amounts of cash with insignificant risk of change in value. The Group considers that the carrying value of cash and cash equivalents approximate fair value due to their short-term to maturity. Refer to note 22 ‘Leases’ and note 24 ‘Financial risk management’ for the recognition and measurement principles for lease liabilities and other financial liabilities.

Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2024	2023	2024	2023
	US$M	US$M	US$M	US$M
USD	15,203	16,289	4,445	5,925
EUR	2,440	3,050	5	544
GBP	1,613	1,587	711	674
AUD	1,265	1,233	3,840	1,797
CAD	5	7	3,259	3,362
Other	192	179	241	126

Total	20,718	22,345	12,501	12,428

The Group enters into derivative transactions to convert the majority of its exposures above into US dollars. Further information on the Group’s risk management activities relating to these balances is provided in note 24 ‘Financial risk management’.
Liquidity risk
The Group’s liquidity risk arises from the possibility that it may not be able to settle or meet its obligations as they fall due and is managed as part of the portfolio risk management strategy. Operational, capital and regulatory requirements are considered in the management of liquidity risk, in conjunction with short-term and long-term forecast information.
Recognising the cyclical volatility of operating cash flows, the Group has defined minimum target cash and liquidity buffers to be maintained to mitigate liquidity risk and support operations through the cycle.
The Group’s strong credit profile, diversified funding sources, its minimum cash buffer and its committed credit facilities ensure that sufficient liquid funds are maintained to meet its daily cash requirements.
The Group’s Moody’s credit rating has remained at
A1/P-1
outlook stable (long-term/short-term). The Group’s S&P Global’s rating has remained at
A-/A-1
outlook stable (long-term/short-term).
There were no defaults on the Group’s liabilities during the period.
Counterparty risk
The Group is exposed to credit risk from its financing activities, including short-term cash investments such as deposits with banks and derivative contracts. This risk is managed by Group Treasury in line with the counterparty risk framework, which aims to minimise the exposure to a counterparty and mitigate the risk of financial loss through counterparty failure.
Exposure to counterparties is monitored at a Group level across all products and includes exposure with derivatives and cash investments.
Investments and derivatives are only transacted with approved counterparties who have been assigned specific limits based on a quantitative credit risk model. These limits are updated at least bi-annually.
Additionally, derivatives are subject to tenor limits and investments are subject to concentration limits by rating.
Derivative fair values are inclusive of valuation adjustments that take into account both the counterparty and the Group’s risk of default.
Standby arrangements and unused credit facilities
The Group’s committed revolving credit facility operates as a back-stop to the Group’s uncommitted commercial paper program. The combined amount drawn under the facility or as commercial paper will not exceed US$5.5 billion. As at 30 June 2024, US$

nil commercial paper was drawn (2023: US$

nil). The facility is due to mature on 10 October 2026. A commitment fee is payable on the undrawn balance and interest is payable on any drawn balance comprising a reference rate plus a margin. The agreed margins are typical for a credit facility extended to a company with the Group’s credit rating.

Maturity profile of financial liabilities
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2024 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other financial liabilities	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	1,402	884	485	333	836	6,618	10,558
In more than one year but not more than two years	1,362	827	171	67	591	15	3,033
In more than two years but not more than five years	4,960	1,923	377	233	1,012	27	8,532
In more than five years	10,999	4,784	1,131	163	1,761	3	18,841

Total	18,723	8,418	2,164	796	4,200	6,663	40,964

Carrying amount	17,602	–	1,513	758	3,116	6,663	29,652

2023 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other financial liabilities	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	6,659	757	536	257	658	6,175	15,042
In more than one year but not more than two years	1,399	595	388	126	538	4	3,050
In more than two years but not more than five years	4,058	1,410	399	267	1,031	–	7,165
In more than five years	8,093	3,693	1,020	211	1,846	–	14,863

Total	20,209	6,455	2,343	861	4,073	6,179	40,120

Carrying amount	19,326	–	1,755	804	3,019	6,179	31,083

1	Excludes input taxes of US$101 million (2023: US$121 million) included in other payables.